Cover	Oct. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity File Number	000-55585
Entity Registrant Name	GROM SOCIAL ENTERPRISES, INC.
Entity Central Index Key	0001662574
Entity Tax Identification Number	46-5542401
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2060 NW Boca Raton Blvd. #6
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	287-5776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false